Convertible Notes Convertible Notes (Interest Expense for the February 2018 Notes) (Details) $ in Thousands, shares in Millions		12 Months Ended
	Feb. 11, 2014 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 22, 2016 USD ($)	Nov. 21, 2015 USD ($)	Nov. 20, 2015 USD ($)	Sep. 30, 2014
Debt Instrument [Line Items]
Purchased call options cost		$ 3,025	$ 0	$ 0
February 2018 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount					$ 4,300		$ 3,100
Deferred issuance costs					$ 1,300	$ 29,700	$ 900
Interest Expense, Debt, Excluding Amortization		0	422	5,058
Amortization of debt issuance costs		0	88	1,022
Amortization of Debt Discount (Premium)		0	293	3,449
Total		$ 0	$ (803)	$ (9,529)
February 2018 Note Purchase Call Option [Member]
Debt Instrument [Line Items]
Number of hedge counterparties (in Counterparties)								2
Purchased call options cost	$ 31,000
Number of shares of common stock covered by the purchased call options purchased (in Shares) | shares		13.8